Debt (Details 4) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011
Outstanding balances of unsecured term loans
Maturity date of senior notes		Jan. 14, 2013
Unsecured term loans		$ 225,000
Interest on loan in LIBOR	Interest on the loan is LIBOR plus 350 basis points which increase by 100 basis points each year beginning on January 1, 2012 to a maximum of 550 basis points.
Tranche A [Member]
Outstanding balances of unsecured term loans
Maturity date of senior notes		Jul. 16, 2013
Unsecured term loans		60,000
Interest on loan in LIBOR		LIBOR, Plus 215 basis point
Tranche B [Member]
Outstanding balances of unsecured term loans
Maturity date of senior notes		Jul. 17, 2013
Unsecured term loans		85,000
Interest on loan in LIBOR		LIBOR, Plus 225 basis point
Tranche C [Member]
Outstanding balances of unsecured term loans
Maturity date of senior notes		Jul. 17, 2013
Unsecured term loans		$ 80,000
Interest on loan in LIBOR		LIBOR, Plus 230 basis point